Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Schedule Of Redeemable Convertible Preferred Stock Warrants (Detail)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Warrant, fair value	$ 25,471,000	$ 49,293,000
Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Warrant, fair value		$ 7.11	$ 5.96
Expected Term [Member]
Temporary Equity [Line Items]
Warrant, expiration period		2 years	8 years 10 months 28 days
Price Volatility [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.7600	0.5735
Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.0013	0.0192
Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0	0
Initial Issuance Date [Member] | Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Warrant, fair value		$ 5.80
Initial Issuance Date [Member] | Expected Term [Member]
Temporary Equity [Line Items]
Warrant, expiration period		10 years
Initial Issuance Date [Member] | Price Volatility [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.5781
Initial Issuance Date [Member] | Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.0306
Initial Issuance Date [Member] | Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0
Subsequent Issuance Date [Member] | Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Warrant, fair value		$ 5.80
Subsequent Issuance Date [Member] | Expected Term [Member]
Temporary Equity [Line Items]
Warrant, expiration period		9 years 3 months 21 days
Subsequent Issuance Date [Member] | Price Volatility [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.5735
Subsequent Issuance Date [Member] | Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0.0175
Subsequent Issuance Date [Member] | Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Warrants, fair value measurement inputs		0